Annual Total Returns - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	14.70%
Annual Return 2015	6.84%
Annual Return 2016	1.58%
Annual Return 2017	35.94%
Annual Return 2018	4.65%
Annual Return 2019	33.27%
Annual Return 2020	63.23%
Annual Return 2021	22.71%
Annual Return 2022	(37.24%)
Annual Return 2023	57.42%